Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.7%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 11.642%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 933,788
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.648%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	897,580
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.189%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	915,635
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.742%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	907,502
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 11.66%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	926,095
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.439%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	913,192
Series 2022-24A, Class E, 12.059%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,825,816
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	851,890
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,749,982
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.042%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,830,404
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 8.798%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	928,983
Series 2022-1A, Class E, 12.518%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,681,856
Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	483,630
Total Asset-Backed Securities (identified cost $17,350,479)		$ 15,846,353

Common Stocks — 0.3%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	24	$ 104,961
		$ 104,961
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(5)(6)	33,758	$ 351,647
		$ 351,647
Security	Shares	Value
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	66,843	$ 133,686
		$ 133,686
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	58,449	$ 0
		$ 0
Investment Companies — 0.0%(3)
Aegletes B.V.(6)	7,165	$ 121,805
		$ 121,805
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	2,056	$ 197,890
		$ 197,890
Oil and Gas — 0.0%(3)
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 50,722
McDermott International, Ltd.(5)(6)	103,251	41,941
		$ 92,663
Radio and Television — 0.0%(3)
Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$ 23,414
Cumulus Media, Inc., Class A(5)(6)	24,069	88,815
iHeartMedia, Inc., Class A(5)(6)	8,298	32,362
		$ 144,591
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	285	21,076
		$ 21,076
Telecommunications — 0.0%(3)
GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$ 129,586
		$ 129,586
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	36,023	$ 290,705
		$ 290,705
Total Common Stocks (identified cost $4,232,595)		$ 1,588,610

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 7.1%
Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$ 1,256,311
5.75%, 4/20/29(1)	950	912,286
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	531,216
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	311,310
4.625%, 4/15/29(1)	325	294,392
		$ 3,305,515
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	$475	$ 431,804
		$ 431,804
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	$175	$ 180,054
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	292,600
6.75%, 5/15/25(1)	180	182,114
		$ 654,768
Building and Development — 0.0%(3)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 268,853
		$ 268,853
Business Equipment and Services — 0.6%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 553,150
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,300	1,092,609
4.625%, 6/1/28(1)	1,200	1,016,634
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	569,307
		$ 3,231,700
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 226,855
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	975	807,773
		$ 1,034,628
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.2%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 629,207
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	835,290
		$ 1,464,497
Communications Equipment — 0.5%
CommScope, Inc.:
4.75%, 9/1/29(1)	$1,000	$ 834,500
6.00%, 3/1/26(1)	2,000	1,932,410
		$ 2,766,910
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	$150	$ 144,510
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	450	404,647
4.375%, 10/15/28(1)	625	547,023
		$ 1,096,180
Distribution & Wholesale — 0.1%
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	$175	$ 180,439
7.75%, 3/15/31(1)	250	262,318
		$ 442,757
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 315,634
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	176,313
NFP Corp., 7.50%, 10/1/30(1)	175	169,275
		$ 661,222
Diversified Telecommunication Services — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 76,321
5.125%, 7/15/29(1)	4,175	3,145,654
5.50%, 1/15/28(1)	400	328,980
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	1,225	887,733
		$ 4,438,688
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 598,585
		$ 598,585

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 463,944
5.125%, 12/15/26(1)	1,000	978,750
		$ 1,442,694
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 192,356
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,186,829
		$ 1,379,185
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	$650	$ 449,719
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	101	102,135
		$ 551,854
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,498,438
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	132,769
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,516,897
		$ 3,148,104
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,111,594
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	205,600
		$ 2,317,194
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 91,564
		$ 91,564
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 376,540
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	875	860,806
		$ 1,237,346
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 218,097
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	583,528
		$ 801,625
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 562,975
Security	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$ 330,892
		$ 893,867
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	$875	$ 49,219
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	158,184
5.25%, 8/15/27(1)	150	122,769
6.375%, 5/1/26	47	41,456
8.375%, 5/1/27	85	61,955
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	546,757
5.125%, 2/15/25(1)	500	491,683
7.375%, 6/30/30(1)	725	686,096
		$ 2,158,119
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	$1,025	$ 1,012,264
		$ 1,012,264
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 303,874
		$ 303,874
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 507,034
		$ 507,034
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 553,676
		$ 553,676
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 93,965
		$ 93,965
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 373,676
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	156,537
9.25%, 4/15/25(1)	225	212,166

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software (continued)
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	$875	$ 659,544
		$ 1,401,923
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 737,182
		$ 737,182
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 464,170
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	639,000
		$ 1,103,170
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 227,894
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	289,078
		$ 516,972
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 232,205
5.25%, 6/1/26(1)	346	337,718
		$ 569,923
Total Corporate Bonds (identified cost $47,019,383)		$ 41,217,642

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,150,960
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,150,960

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$ 0
		$ 0
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$ 570,463
		$ 570,463
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	494	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,892)		$ 570,463

Senior Floating-Rate Loans — 82.1%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.407%, (SOFR + 3.50%), 4/6/26	$2,083	$ 2,042,252
Term Loan, 8.407%, (SOFR + 3.50%), 4/6/26	1,120	1,098,261
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)	167	131,926
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27	2,227	2,231,742
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28	1,183	1,181,658
WP CPP Holdings, LLC, Term Loan, 8.58%, (3 mo. USD LIBOR + 3.75%), 4/30/25	2,693	2,466,496
		$ 9,152,335
Airlines — 1.0%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,150	$ 2,185,535
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	2,146	2,231,952
United Airlines, Inc., Term Loan, 8.568%, (3 mo. USD LIBOR + 3.75%), 4/21/28	1,480	1,474,011
		$ 5,891,498
Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., Term Loan, 8.557%, (SOFR + 3.75%), 3/8/30	$1,475	$ 1,471,312
		$ 1,471,312

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components — 1.2%
Adient US, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$682	$ 682,327
Clarios Global, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,443,443
DexKo Global, Inc.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28	644	604,315
Term Loan, 11.398%, (SOFR + 6.50%), 10/4/28	850	790,500
Garrett LX I S.a.r.l., Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28	419	415,485
LTI Holdings, Inc.:
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,363	1,317,684
Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 7/24/26	515	500,383
		$ 6,754,137
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 6.859%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,400	$ 1,365,193
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28	1,259	1,197,748
		$ 2,562,941
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$587	$ 576,481
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28	418	177,008
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28	806	727,615
		$ 1,481,104
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.21%, (1 mo. USD LIBOR + 2.50%), 3/12/26	$181	$ 177,434
Alltech, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 10/13/28	864	839,581
Grifols Worldwide Operations USA, Inc., Term Loan, 6.84%, (1 mo. USD LIBOR + 2.00%), 11/15/27	2,335	2,287,906
		$ 3,304,921
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 7.934%, (1 mo. USD LIBOR + 3.25%), 4/12/28	$2,778	$ 2,465,785
CPG International, Inc., Term Loan, 7.407%, (SOFR + 2.50%), 4/28/29	896	888,224
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 9.657%, (SOFR + 4.75%), 2/16/29	$1,384	$ 1,124,609
MI Windows and Doors, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/18/27	168	167,336
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29	871	841,513
Standard Industries, Inc., Term Loan, 7.116%, (1 mo. USD LIBOR + 2.25%), 9/22/28	613	610,917
		$ 6,098,384
Capital Markets — 3.0%
Advisor Group, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,353	$ 2,322,373
Aretec Group, Inc.:
Term Loan, 9.157%, (SOFR + 4.25%), 10/1/25	1,775	1,767,794
Term Loan, 3/8/30(9)	725	715,484
Brookfield Property REIT, Inc., Term Loan, 7.407%, (SOFR + 2.50%), 8/27/25	566	557,183
Edelman Financial Center, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 4/7/28	1,771	1,711,567
EIG Management Company, LLC, Term Loan, 8.557%, (1 mo. USD LIBOR + 3.75%), 2/22/25	190	189,288
FinCo I, LLC, Term Loan, 7.34%, (1 mo. USD LIBOR + 2.30%), 6/27/25	1,176	1,176,403
Focus Financial Partners, LLC:
Term Loan, 7.307%, (SOFR + 2.50%), 6/30/28	713	702,721
Term Loan, 8.057%, (SOFR + 3.25%), 6/30/28	1,487	1,475,908
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28	2,980	2,823,490
Hudson River Trading, LLC, Term Loan, 7.922%, (SOFR + 3.00%), 3/20/28	1,521	1,429,600
LPL Holdings, Inc., Term Loan, 6.412%, (1 mo. USD LIBOR + 1.75%), 11/12/26	453	452,389
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28	1,237	1,214,239
Victory Capital Holdings, Inc.:
Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26	676	671,349
Term Loan, 6.954%, (SOFR + 2.25%), 12/29/28	353	350,298
		$ 17,560,086
Chemicals — 4.5%
Aruba Investments, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 11/24/27	$417	$ 410,284
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29	1,396	1,399,812
Charter NEX US, Inc., Term Loan, 8.672%, (SOFR + 3.75%), 12/1/27	1,561	1,544,829

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27	$1,217	$ 935,646
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27	412	411,870
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28	595	587,278
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28	1,059	952,961
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.49%, (SOFR + 3.50%), 8/28/26	159	157,228
INEOS Quattro Holdings UK, Ltd., Term Loan, 8.657%, (SOFR + 3.75%), 3/14/30	400	398,500
INEOS Styrolution US Holding, LLC, Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 1/29/26	1,498	1,485,670
INEOS US Finance, LLC:
Term Loan, 8.407%, (SOFR + 3.50%), 2/18/30	2,750	2,735,392
Term Loan, 8.657%, (SOFR + 3.75%), 11/8/27	1,000	999,500
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29	371	370,264
Lonza Group AG, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28	1,677	1,561,020
Messer Industries GmbH, Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26	736	735,341
Momentive Performance Materials, Inc., Term Loan, 3/31/28(9)	800	781,000
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28	2,481	2,353,442
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28	347	332,857
Orion Engineered Carbons GmbH, Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 9/24/28	296	290,052
Rohm Holding GmbH, Term Loan, 10.102%, (6 mo. USD LIBOR + 5.00%), 7/31/26	560	474,557
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(9)	475	427,500
Starfruit Finco B.V.:
Term Loan, 7.526%, (SOFR + 2.75%), 10/1/25	1,154	1,147,584
Term Loan, 4/3/28(9)	625	624,219
Trinseo Materials Operating S.C.A., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 5/3/28	565	511,621
Tronox Finance, LLC:
Term Loan, 7.078%, (USD LIBOR + 2.25%), 3/10/28(10)	867	849,961
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29	720	713,485
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,839	2,824,277
		$ 26,016,150
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 2.6%
Allied Universal Holdco, LLC, Term Loan, 8.657%, (SOFR + 3.75%), 5/12/28	$162	$ 153,882
Asplundh Tree Expert, LLC, Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 9/7/27	707	704,114
Clean Harbors, Inc., Term Loan, 6.84%, (1 mo. USD LIBOR + 2.00%), 10/8/28	370	372,032
Covanta Holding Corporation:
Term Loan, 7.307%, (SOFR + 2.50%), 11/30/28	1,569	1,562,034
Term Loan, 7.307%, (SOFR + 2.50%), 11/30/28	119	118,188
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,282	1,246,592
Garda World Security Corporation:
Term Loan, 9.009%, (SOFR + 4.25%), 2/1/29	300	292,000
Term Loan, 9.109%, (SOFR + 4.25%), 10/30/26	1,727	1,715,848
GFL Environmental, Inc., Term Loan, 7.907%, (SOFR + 3.00%), 5/28/27	2,223	2,225,382
Harsco Corporation, Term Loan, 7.172%, (SOFR + 2.25%), 3/10/28	246	236,491
LABL, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 10/29/28	593	574,684
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 7.50%), 3/29/24	1,011	424,448
PECF USS Intermediate Holding III Corporation, Term Loan, 9.09%, (1 mo. USD LIBOR + 4.25%), 12/15/28	518	438,728
Phoenix Services International, LLC:
DIP Loan, 14.759%, (SOFR + 12.00%), 5/29/23(10)	75	71,922
DIP Loan, 16.806%, (SOFR + 12.00%), 5/29/23	156	149,808
Term Loan, 0.00%, 3/1/25(7)	494	56,645
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26	1,479	1,475,751
SITEL Worldwide Corporation, Term Loan, 8.60%, (1 mo. USD LIBOR + 3.75%), 8/28/28	1,896	1,876,769
Tempo Acquisition, LLC, Term Loan, 7.807%, (SOFR + 3.00%), 8/31/28	637	637,104
TruGreen Limited Partnership, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 11/2/27	835	772,318
		$ 15,104,740
Communications Equipment — 0.4%
Ciena Corporation, Term Loan, 7.191%, (SOFR + 2.50%), 1/18/30	$625	$ 625,521
CommScope, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/6/26	2,087	2,012,650
		$ 2,638,171

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials — 0.7%
Quikrete Holdings, Inc.:
Term Loan, 7.465%, (1 mo. USD LIBOR + 2.63%), 2/1/27	$2,393	$ 2,356,850
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 3/18/29	1,585	1,569,785
		$ 3,926,635
Containers & Packaging — 1.0%
Berlin Packaging, LLC, Term Loan, 8.445%, (USD LIBOR + 3.75%), 3/11/28(10)	$960	$ 948,370
Berry Global, Inc., Term Loan, 6.51%, (1 mo. USD LIBOR + 1.75%), 7/1/26	672	670,981
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.082%, (SOFR + 4.18%), 4/13/29	3,176	3,110,565
Pretium PKG Holdings, Inc., Term Loan, 8.843%, (3 mo. USD LIBOR + 4.00%), 10/2/28	494	392,003
Trident TPI Holdings, Inc., Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28	591	575,447
		$ 5,697,366
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 9.422%, (SOFR + 4.50%), 4/6/28	$1,629	$ 1,585,041
Phillips Feed Service, Inc., Term Loan, 11.779%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)	52	41,646
		$ 1,626,687
Diversified Consumer Services — 0.9%
Ascend Learning, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/11/28	$1,496	$ 1,388,048
KUEHG Corp., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25	3,486	3,431,891
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27	322	321,484
		$ 5,141,423
Diversified Telecommunication Services — 1.7%
Altice France S.A., Term Loan, 10.17%, (SOFR + 5.50%), 8/15/28	$461	$ 438,698
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	1,081	719,797
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25	120	117,233
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26	264	162,977
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 6.672%, (SOFR + 1.75%), 3/1/27	$2,575	$ 2,172,061
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,550	1,529,462
Virgin Media Bristol, LLC:
Term Loan, 7.184%, (1 mo. USD LIBOR + 2.50%), 1/31/28	2,725	2,689,477
Term Loan, 7.934%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	743,840
Ziggo Financing Partnership, Term Loan, 7.184%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,525	1,508,320
		$ 10,081,865
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.157%, (SOFR + 4.25%), 5/13/29	$337	$ 336,953
		$ 336,953
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 11/3/28	$1,753	$ 1,687,082
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28	794	690,780
II-VI Incorporated, Term Loan, 7.672%, (SOFR + 2.75%), 7/2/29	788	782,551
Ingram Micro, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/30/28	491	488,032
Mirion Technologies, Inc., Term Loan, 7.96%, (6 mo. USD LIBOR + 2.75%), 10/20/28	483	480,542
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25	1,223	705,213
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,666	1,441,684
		$ 6,275,884
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 16.101%, (1 mo. USD LIBOR + 13.00%), 2/1/26(11)	$76	$ 37,752
Term Loan, 18.159%, (3 mo. USD LIBOR + 13.00%), 13.159% cash, 5.00% PIK, 2/1/26	599	297,114
Lealand Finance Company B.V., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 5.84% cash, 3.00% PIK, 6/30/25	252	168,578
		$ 503,444

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$320	$ 313,522
Amentum Government Services Holdings, LLC, Term Loan, 8.906%, (SOFR + 4.00%), 2/15/29	695	681,289
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27	342	338,704
Centuri Group, Inc., Term Loan, 7.445%, (USD LIBOR + 2.50%), 8/27/28(10)	569	565,731
Northstar Group Services, Inc.:
Term Loan, 10.396%, (SOFR + 5.50%), 11/12/26	497	491,285
Term Loan, 10.422%, (1 mo. USD LIBOR + 5.50%), 11/12/26	2,572	2,545,933
		$ 4,936,464
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Term Loan, 7.684%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$985	$ 714,872
City Football Group Limited, Term Loan, 7.779%, (1 mo. USD LIBOR + 3.00%), 7/21/28	1,012	975,496
Crown Finance US, Inc.:
DIP Loan, 14.664%, (SOFR + 10.00%), 9/7/23(10)	1,325	1,348,035
Term Loan, 0.00%, 9/30/26(7)	1,072	167,307
EP Purchaser, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/6/28	347	345,201
Playtika Holding Corp., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 3/13/28	2,331	2,318,482
Renaissance Holding Corp., Term Loan, 9.234%, (SOFR + 4.50%), 4/1/27	174	173,427
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26	2,090	2,080,056
		$ 8,122,876
Financial Services — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(7)	$1,190	$ 130,903
Walker & Dunlop, Inc.:
Term Loan, 7.157%, (SOFR + 2.25%), 12/16/28	889	873,197
Term Loan, 7.907%, (SOFR + 3.00%), 12/16/28	725	717,750
		$ 1,721,850
Food Products — 0.5%
CHG PPC Parent, LLC, Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 12/8/28	$371	$ 368,002
Del Monte Foods, Inc., Term Loan, 9.109%, (SOFR + 4.25%), 5/16/29	1,913	1,867,881
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Shearer's Foods, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/23/27	$244	$ 238,965
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28	373	366,856
		$ 2,841,704
Gas Utilities — 0.5%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28	$2,782	$ 2,767,012
		$ 2,767,012
Health Care Equipment & Supplies — 1.2%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27	$355	$ 330,292
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28	518	497,700
Gloves Buyer, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/29/27	1,466	1,355,982
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29	1,487	1,473,350
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28	1,673	1,303,414
Medline Borrower, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/23/28	2,006	1,957,968
		$ 6,918,706
Health Care Providers & Services — 4.4%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$2,770	$ 2,759,563
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26	745	536,289
Cano Health, LLC, Term Loan, 8.907%, (SOFR + 4.00%), 11/23/27	1,032	779,049
CCRR Parent, Inc., Term Loan, 8.60%, (1 mo. USD LIBOR + 3.75%), 3/6/28	1,853	1,815,744
CHG Healthcare Services, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 9/29/28	862	854,266
CNT Holdings I Corp., Term Loan, 8.125%, (SOFR + 3.50%), 11/8/27	1,597	1,572,666
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27	855	489,487
Ensemble RCM, LLC, Term Loan, 8.526%, (SOFR + 3.75%), 8/3/26	2,993	2,994,087
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.87%), 3/31/27	407	356,174
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27	2,873	797,309

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
LSCS Holdings, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 12/16/28	$1,111	$ 1,066,500
Medical Solutions Holdings, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 11/1/28	3,742	3,639,336
National Mentor Holdings, Inc.:
Term Loan, 8.676%, (SOFR + 3.75%), 3/2/28(10)	1,378	1,063,606
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28	39	29,822
Option Care Health, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 10/27/28	346	344,674
Pacific Dental Services, LLC, Term Loan, 8.279%, (1 mo. USD LIBOR + 3.50%), 5/5/28	344	341,833
Phoenix Guarantor, Inc.:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/5/26	936	913,651
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,045	1,020,026
Radnet Management, Inc., Term Loan, 7.922%, (1 mo. USD LIBOR + 3.00%), 4/21/28	1,217	1,211,816
Select Medical Corporation, Term Loan, 7.35%, (1 mo. USD LIBOR + 2.50%), 3/6/25	1,469	1,466,284
TTF Holdings, LLC, Term Loan, 8.875%, (1 mo. USD LIBOR + 4.00%), 3/31/28	367	366,486
U.S. Anesthesia Partners, Inc., Term Loan, 8.912%, (1 mo. USD LIBOR + 4.25%), 10/1/28	1,108	1,070,132
		$ 25,488,800
Health Care Technology — 1.6%
Imprivata, Inc.:
Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 12/1/27	$2,160	$ 2,113,791
Term Loan, 9.057%, (SOFR + 4.25%), 12/1/27	223	219,614
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/18/28	891	835,313
Term Loan - Second Lien, 11.59%, (1 mo. USD LIBOR + 6.75%), 12/17/29	575	353,625
Navicure, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,756	1,751,217
PointClickCare Technologies, Inc., Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 12/29/27	368	363,825
Project Ruby Ultimate Parent Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/10/28	1,180	1,140,256
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27	1,276	1,141,721
Verscend Holding Corp., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,685	1,685,524
		$ 9,604,886
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 4.0%
Bally's Corporation, Term Loan, 7.959%, (1 mo. USD LIBOR + 3.25%), 10/2/28	$1,484	$ 1,421,519
Carnival Corporation:
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 6/30/25	269	266,494
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/18/28	2,148	2,103,514
ClubCorp Holdings, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 9/18/24	1,737	1,664,558
Fertitta Entertainment, LLC, Term Loan, 8.807%, (SOFR + 4.00%), 1/27/29	1,489	1,468,716
Great Canadian Gaming Corporation, Term Loan, 11/1/26(9)	1,500	1,491,563
GVC Holdings (Gibraltar) Limited, Term Loan, 8.437%, (SOFR + 3.50%), 10/31/29	2,045	2,049,668
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 8/2/28	640	640,250
IRB Holding Corp., Term Loan, 7.83%, (SOFR + 3.00%), 12/15/27	1,268	1,247,143
Playa Resorts Holding B.V., Term Loan, 8.993%, (SOFR + 4.25%), 1/5/29	1,297	1,290,875
Scientific Games Holdings, L.P., Term Loan, 4/4/29(9)	2,000	1,975,624
Scientific Games International, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 4/14/29	2,481	2,464,968
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 8/25/28	1,186	1,182,757
Stars Group Holdings B.V. (The):
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26	2,664	2,666,115
Term Loan, 8.41%, (SOFR + 3.25%), 7/22/28	1,318	1,322,094
		$ 23,255,858
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28	$2,213	$ 1,769,087
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27	1,922	1,797,226
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(7)	866	850,648
Term Loan - Second Lien, 0.00%, 8/10/23(7)	2,862	1,646,549
Solis IV B.V., Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29	1,372	1,240,508
		$ 7,304,018
Household Products — 0.7%
Diamond (BC) B.V., Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$2,471	$ 2,464,282

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Products (continued)
Energizer Holdings, Inc., Term Loan, 7.116%, (SOFR + 2.25%), 12/22/27	$575	$ 571,287
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26	733	706,549
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26	346	336,120
		$ 4,078,238
Insurance — 2.4%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.279%, (1 mo. USD LIBOR + 3.50%), 11/6/27	$985	$ 974,927
Term Loan, 8.347%, (SOFR + 3.50%), 11/5/27	399	395,377
AmWINS Group, Inc., Term Loan, 7.657%, (SOFR + 2.75%), 2/19/28	2,668	2,632,456
AssuredPartners, Inc.:
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,226	1,216,237
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/12/27	987	979,408
Hub International Limited:
Term Loan, 7.818%, (3 mo. USD LIBOR + 3.00%), 4/25/25	1,142	1,139,625
Term Loan, 8.058%, (3 mo. USD LIBOR + 3.25%), 4/25/25	975	974,082
NFP Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 2/15/27	2,324	2,271,948
Ryan Specialty Group, LLC, Term Loan, 7.907%, (SOFR + 3.00%), 9/1/27	634	634,014
USI, Inc.:
Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 12/2/26	992	992,716
Term Loan, 8.648%, (SOFR + 3.75%), 11/22/29	1,998	1,995,217
		$ 14,206,007
Interactive Media & Services — 0.6%
Adevinta ASA, Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$661	$ 657,397
Buzz Finco, LLC, Term Loan, 7.157%, (1 mo. USD LIBOR + 3.25%), 1/29/27	33	33,466
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28	1,407	1,273,505
Getty Images, Inc., Term Loan, 9.493%, (SOFR + 4.50%), 2/19/26(10)	891	891,319
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	522,703
		$ 3,378,390
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 4.2%
Asurion, LLC:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$2,933	$ 2,734,556
Term Loan, 8.907%, (SOFR + 4.00%), 8/19/28	572	527,145
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	779,747
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 5.25%), 1/20/29	250	207,625
Cyxtera DC Holdings, Inc., Term Loan, 7.82%, (3 mo. USD LIBOR + 3.00%), 5/1/24	2,969	2,423,800
Endure Digital, Inc., Term Loan, 8.219%, (1 mo. USD LIBOR + 3.50%), 2/10/28	3,901	3,637,495
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27	4,061	3,870,691
Go Daddy Operating Company, LLC:
Term Loan, 6.84%, (1 mo. USD LIBOR + 2.00%), 8/10/27	705	704,071
Term Loan, 8.057%, (SOFR + 3.25%), 11/9/29	981	982,422
Informatica, LLC, Term Loan, 7.625%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,143	3,126,223
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28	3,590	3,537,394
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28	2,347	1,267,374
Skopima Merger Sub, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 5/12/28	748	699,475
WEX, Inc., Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 3/31/28	294	292,668
		$ 24,790,686
Leisure Products — 0.5%
Fender Musical Instruments Corporation, Term Loan, 8.843%, (SOFR + 4.00%), 12/1/28	$272	$ 247,997
Hayward Industries, Inc., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 5/30/28	1,506	1,469,976
SRAM, LLC, Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 5/18/28	556	550,795
Topgolf Callaway Brands Corp., Term Loan, 8.26%, (SOFR + 3.50%), 3/15/30	500	497,708
		$ 2,766,476
Life Sciences Tools & Services — 1.1%
Avantor Funding, Inc., Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 11/8/27	$1,391	$ 1,391,312
Cambrex Corporation, Term Loan, 8.407%, (SOFR + 3.50%), 12/4/26	169	167,125
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26	147	125,925

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28	$2,530	$ 2,528,038
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 4/21/27	243	235,306
Packaging Coordinators Midco, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/30/27	222	217,231
PRA Health Sciences, Inc., Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/3/28	630	629,862
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26	1,125	1,087,734
		$ 6,382,533
Machinery — 3.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.484%, (SOFR + 3.75%), 7/31/28	$1,737	$ 1,676,084
Albion Financing 3 S.a.r.l.:
Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26	1,259	1,222,864
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26	275	269,500
Ali Group North America Corporation, Term Loan, 6.922%, (SOFR + 2.00%), 7/30/29	1,096	1,082,452
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27	1,160	1,152,651
American Trailer World Corp., Term Loan, 8.657%, (SOFR + 3.75%), 3/3/28	748	651,321
Apex Tool Group, LLC, Term Loan, 10.093%, (SOFR + 5.25%), 2/8/29	744	658,429
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29	644	643,701
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,059	939,752
CPM Holdings, Inc., Term Loan, 8.162%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,424	1,422,247
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26	351	336,600
Engineered Machinery Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28	2,320	2,293,206
Filtration Group Corporation, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 10/21/28	1,087	1,074,311
Gates Global, LLC, Term Loan, 7.407%, (SOFR + 2.50%), 3/31/27	1,378	1,373,420
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28	1,437	1,372,089
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	1,954	1,861,674
Penn Engineering & Manufacturing Corp., Term Loan, 7.659%, (3 mo. USD LIBOR + 2.50%), 6/27/24	131	130,964
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Roper Industrial Products Investment Company, LLC, Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29	$575	$ 571,550
SPX Flow, Inc., Term Loan, 9.407%, (SOFR + 4.50%), 4/5/29	1,111	1,065,221
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,148	1,091,711
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27	294	287,226
		$ 21,176,973
Media — 2.0%
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26	$353	$ 331,121
Term Loan - Second Lien, 8.025%, (SOFR + 3.25%), 8/24/26	1,226	81,826
Hubbard Radio, LLC, Term Loan, 9.10%, (1 mo. USD LIBOR + 4.25%), 3/28/25	378	331,785
iHeartCommunications, Inc.:
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	389,517
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 5/1/26	223	198,214
Magnite, Inc., Term Loan, 9.908%, (USD LIBOR + 5.00%), 4/28/28(10)	935	896,054
Mission Broadcasting, Inc., Term Loan, 7.162%, (1 mo. USD LIBOR + 2.50%), 6/2/28	271	270,282
MJH Healthcare Holdings, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 1/28/29	248	242,241
Nexstar Broadcasting, Inc., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,795	1,789,877
Recorded Books, Inc., Term Loan, 8.792%, (SOFR + 4.00%), 8/29/25	1,188	1,185,214
Sinclair Television Group, Inc.:
Term Loan, 7.35%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,452	1,336,161
Term Loan, 7.85%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,785	1,619,844
Univision Communications, Inc.:
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 3/15/24	219	218,747
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/15/26	3,008	2,998,246
		$ 11,889,129
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 20.822%, (3 mo. USD LIBOR + 16.00%), 17.822% cash, 3.00% PIK, 9/16/25	$24	$ 24,229

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Metals/Mining (continued)
Dynacast International, LLC, Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25	$852	$ 779,673
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29	1,746	1,549,232
WireCo WorldGroup, Inc., Term Loan, 9.063%, (1 mo. USD LIBOR + 4.25%), 11/13/28	397	393,912
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,197	1,186,634
		$ 3,933,680
Oil, Gas & Consumable Fuels — 0.9%
Centurion Pipeline Company, LLC, Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 9/28/25	$148	$ 148,403
Freeport LNG Investments, LLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	1,056	1,025,406
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28	924	921,329
ITT Holdings, LLC, Term Loan, 7.672%, (SOFR + 2.75%), 7/10/28	990	968,549
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.063%, (SOFR + 3.25%), 10/5/28	885	871,857
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25	219	218,841
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.84%, (1 mo. USD LIBOR + 8.00%), 8/27/26	215	214,106
UGI Energy Services, LLC, Term Loan, 8.157%, (SOFR + 3.25%), 2/22/30	1,170	1,159,706
		$ 5,528,197
Personal Products — 0.1%
Olaplex, Inc., Term Loan, 8.392%, (SOFR + 3.50%), 2/23/29	$997	$ 895,239
		$ 895,239
Pharmaceuticals — 1.7%
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25	$248	$ 62,036
Amneal Pharmaceuticals, LLC, Term Loan, 8.375%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,027	977,532
Bausch Health Companies, Inc., Term Loan, 10.093%, (SOFR + 5.25%), 2/1/27	3,328	2,490,583
Horizon Therapeutics USA, Inc., Term Loan, 6.813%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	668,134
Jazz Financing Lux S.a.r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,779	2,771,823
Mallinckrodt International Finance S.A.:
Term Loan, 9.978%, (1 mo. USD LIBOR + 5.25%), 9/30/27	3,506	2,568,033
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A.: (continued)
Term Loan, 10.228%, (1 mo. USD LIBOR + 5.50%), 9/30/27	$378	$ 275,437
		$ 9,813,578
Professional Services — 2.5%
APFS Staffing Holdings, Inc., Term Loan, 8.705%, (SOFR + 4.00%), 12/29/28	$248	$ 245,025
Camelot U.S. Acquisition, LLC:
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,113	1,110,645
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 10/30/26	421	420,423
CoreLogic, Inc., Term Loan, 8.375%, (1 mo. USD LIBOR + 3.50%), 6/2/28	2,579	2,206,329
Corporation Service Company, Term Loan, 8.157%, (SOFR + 3.25%), 11/2/29	311	310,993
Deerfield Dakota Holding, LLC, Term Loan, 8.557%, (SOFR + 3.75%), 4/9/27	1,086	1,054,620
EAB Global, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 8/16/28	2,352	2,299,911
Employbridge Holding Company, Term Loan, 9.497%, (3 mo. USD LIBOR + 4.75%), 7/19/28	1,133	946,554
Neptune Bidco U.S., Inc., Term Loan, 9.735%, (SOFR + 5.00%), 4/11/29	1,450	1,290,500
Rockwood Service Corporation, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 1/23/27	904	902,160
Trans Union, LLC:
Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,078	1,071,289
Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 12/1/28	1,792	1,783,572
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29	741	732,602
		$ 14,374,623
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$217	$ 211,009
Term Loan, 8.157%, (SOFR + 3.25%), 1/31/30	273	266,499
RE/MAX International, Inc., Term Loan, 7.375%, (1 mo. USD LIBOR + 2.50%), 7/21/28	1,154	1,066,123
		$ 1,543,631
Road & Rail — 1.5%
Grab Holdings, Inc., Term Loan, 9.35%, (1 mo. USD LIBOR + 4.50%), 1/29/26	$968	$ 969,669

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail (continued)
Hertz Corporation (The):
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 6/30/28	$303	$ 301,371
Term Loan, 8.10%, (1 mo. USD LIBOR + 3.25%), 6/30/28	1,578	1,571,125
Kenan Advantage Group, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 3/24/26	1,442	1,432,260
PODS, LLC, Term Loan, 7.922%, (SOFR + 3.00%), 3/31/28	1,074	1,046,558
Uber Technologies, Inc., Term Loan, 7.87%, (SOFR + 2.75%), 2/28/30	3,327	3,324,280
		$ 8,645,263
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	$3,030	$ 2,898,012
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 5.676% cash, 8.00% PIK, 10/31/27	213	188,849
MKS Instruments, Inc., Term Loan, 7.609%, (SOFR + 2.75%), 8/17/29	2,326	2,316,601
Ultra Clean Holdings, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 8/27/25	483	484,096
		$ 5,887,558
Software — 14.8%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	$3,798	$ 3,796,909
AppLovin Corporation, Term Loan, 8.157%, (SOFR + 3.35%), 8/15/25	2,074	2,065,719
Aptean, Inc., Term Loan, 9.157%, (SOFR + 4.25%), 4/23/26	3,132	3,004,778
Astra Acquisition Corp.:
Term Loan, 10.09%, (1 mo. USD LIBOR + 5.25%), 10/25/28	876	755,279
Term Loan - Second Lien, 13.734%, (1 mo. USD LIBOR + 8.88%), 10/25/29	1,375	1,140,976
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	2,026	2,001,818
Cast and Crew Payroll, LLC, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/9/26	992	991,628
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29	3,292	3,287,928
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25	490	431,977
Ceridian HCM Holding, Inc., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 4/30/25	2,428	2,424,790
Cloudera, Inc.:
Term Loan, 8.657%, (SOFR + 3.75%), 10/8/28	1,631	1,541,313
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Cloudera, Inc.: (continued)
Term Loan - Second Lien, 10.907%, (SOFR + 6.00%), 10/8/29	$600	$ 534,000
ConnectWise, LLC, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/29/28	888	861,302
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28	1,134	1,074,122
Cornerstone OnDemand, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/16/28	1,663	1,540,112
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27	860	799,151
E2open, LLC, Term Loan, 8.201%, (1 mo. USD LIBOR + 3.50%), 2/4/28	1,554	1,543,411
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27	2,335	2,305,543
Epicor Software Corporation, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 7/30/27	4,176	4,112,748
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	3,554	3,344,117
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25	1,000	810,000
Fiserv Investment Solutions, Inc., Term Loan, 8.756%, (1 mo. USD LIBOR + 4.00%), 2/18/27	389	373,440
GoTo Group, Inc., Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,084	1,206,537
Greeneden U.S. Holdings II, LLC, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/1/27	490	484,487
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,443	3,402,568
IGT Holding IV AB, Term Loan, 8.712%, (SOFR + 3.65%), 3/31/28	1,078	1,071,262
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	366	321,874
Ivanti Software, Inc., Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27	554	454,892
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	2,487	2,051,709
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,475	1,116,084
Marcel LUX IV S.a.r.l.:
Term Loan, 8.182%, (SOFR + 3.25%), 3/15/26	2,130	2,127,177
Term Loan, 8.932%, (SOFR + 4.00%), 12/31/27	61	61,333
Maverick Bidco, Inc., Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/18/28	617	588,937
McAfee, LLC, Term Loan, 8.515%, (SOFR + 3.75%), 3/1/29	2,556	2,416,190

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Mediaocean, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/15/28	$520	$ 492,333
MH Sub I, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 9/13/24	320	315,434
NortonLifeLock, Inc., Term Loan, 6.907%, (SOFR + 2.00%), 9/12/29	721	713,440
Open Text Corporation, Term Loan, 8.157%, (SOFR + 3.25%), 1/31/30	2,319	2,315,565
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	1,597	1,491,365
Polaris Newco, LLC, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28	1,546	1,413,732
Proofpoint, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 8/31/28	3,311	3,242,860
Quest Software US Holdings, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 2/1/29	2,488	2,040,994
RealPage, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 4/24/28	2,266	2,202,569
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,069	1,642,517
Skillsoft Corporation, Term Loan, 10.098%, (SOFR + 5.25%), 7/14/28	634	539,704
SolarWinds Holdings, Inc., Term Loan, 8.807%, (SOFR + 4.00%), 2/5/27	1,625	1,622,462
Sophia, L.P.:
Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27	2,952	2,915,746
Term Loan, 9.057%, (SOFR + 4.25%), 10/7/27	499	494,380
SS&C Technologies, Inc.:
Term Loan, 7.157%, (SOFR + 2.25%), 3/22/29	221	219,454
Term Loan, 7.157%, (SOFR + 2.25%), 3/22/29	332	330,713
SurveyMonkey, Inc., Term Loan, 8.672%, (1 mo. USD LIBOR + 3.75%), 10/10/25	771	769,322
Turing Midco, LLC, Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 3/24/28	210	210,122
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26	2,413	2,354,158
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26	1,303	1,282,279
Term Loan - Second Lien, 10.032%, (3 mo. USD LIBOR + 5.25%), 5/3/27	500	482,500
Veritas US, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 9/1/25	1,264	963,472
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28	986	873,160
VS Buyer, LLC, Term Loan, 7.70%, (2 mo. USD LIBOR + 3.00%), 2/28/27	3,254	3,228,634
		$ 86,201,026
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 2.2%
David's Bridal, Inc.:
Term Loan, 10.83%, (3 mo. USD LIBOR + 7.00%), 12/31/24(4)	$306	$ 0
Term Loan, 14.82%, (3 mo. USD LIBOR + 10.00%), 9.82% cash, 5.00% PIK, 6/23/23(4)	252	73,949
Great Outdoors Group, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,526	2,498,360
Harbor Freight Tools USA, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 10/19/27	3,316	3,229,270
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29	670	664,740
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27	3,650	3,627,205
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26	359	340,664
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28	1,448	1,358,544
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	851	845,216
		$ 12,637,948
Trading Companies & Distributors — 2.2%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.511%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,493	$ 1,495,594
Term Loan, 7.011%, (1 mo. USD LIBOR + 2.25%), 12/1/27	1,100	1,102,162
Beacon Roofing Supply, Inc., Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 5/19/28	663	660,183
Core & Main, L.P., Term Loan, 7.40%, (SOFR + 2.50%), 7/27/28(10)	1,010	1,003,315
DXP Enterprises, Inc., Term Loan, 10.165%, (3 mo. USD LIBOR + 5.25%), 12/23/27	640	629,493
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	1,848	1,817,509
Hillman Group, Inc. (The):
Term Loan, 3.132%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)	46	46,068
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 7/14/28	191	189,677
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27	393	363,521
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,017	2,547,651
SRS Distribution, Inc.:
Term Loan, 8.157%, (SOFR + 3.25%), 6/2/28	322	312,097
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 6/2/28	714	690,023

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer, LLC, Term Loan, 8.557%, (SOFR + 3.75%), 10/19/27	$2,008	$ 1,987,111
		$ 12,844,404
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC:
Term Loan, 7.407%, (SOFR + 2.50%), 6/7/28	$390	$ 387,068
Term Loan, 8.462%, (SOFR + 3.75%), 7/2/29(10)	224	224,295
KKR Apple Bidco, LLC, Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 9/23/28	1,138	1,128,319
		$ 1,739,682
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.081%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$1,367	$ 1,232,220
		$ 1,232,220
Total Senior Floating-Rate Loans (identified cost $504,243,325)		$478,533,691

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(12)	39,193,410	$ 39,193,410
Total Short-Term Investments (identified cost $39,193,410)		$ 39,193,410
Total Investments — 99.5% (identified cost $615,703,404)		$580,101,129
Less Unfunded Loan Commitments — (0.0)%(3)		$ (49,993)
Net Investments — 99.5% (identified cost $615,653,411)		$580,051,136
Other Assets, Less Liabilities — 0.5%		$ 3,036,350
Net Assets — 100.0%		$583,087,486
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $55,443,687 or 9.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(9)	This Senior Loan will settle after March 31, 2023, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2023, the total value of unfunded loan commitments is $46,053.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $39,193,410, which represents 6.7% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$36,449,245	$47,763,046	$(45,018,881)	$ —	$ —	$39,193,410	$368,308	39,193,410
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 15,846,353	$ —	$ 15,846,353
Common Stocks	278,277	1,003,988	306,345	1,588,610
Corporate Bonds	—	41,217,642	—	41,217,642
Exchange-Traded Funds	3,150,960	—	—	3,150,960
Preferred Stocks	—	570,463	0	570,463
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	478,236,177	247,521	478,483,698
Warrants	—	0	0	0

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$39,193,410	$ —	$ —	$ 39,193,410
Total Investments	$42,622,647	$536,874,623	$553,866	$580,051,136
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.